INCOME TAXES - Schedule of Reconciliation of Income Tax Expense (Credit) from (Loss) Income Before Income Tax (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Income Tax Disclosure [Abstract]
(Loss) income before income tax	$ (953,579)	$ (1,457,527)	$ 402,567
Macau Complementary Tax rate	12.00%	12.00%	12.00%
Income tax (credit) expense at Macau Complementary Tax rate	$ (114,429)	$ (174,903)	$ 48,308
Lump sum in lieu of Macau Complementary Tax on dividends	2,359	2,367	2,345
Effect of different tax rates of subsidiaries operating in other jurisdictions	(31,653)	(36,938)	2,178
(Over) under provision in prior years	(904)	(11)	360
Effect of income for which no income tax expense is payable	(6,308)	(8,171)	(9,763)
Effect of expenses for which no income tax benefit is receivable	101,111	107,037	54,856
Effect of profits generated by gaming operations exempted	(10,851)	0	(165,947)
Effect of tax losses that cannot be carried forward	6,742	32,605	0
Changes in valuation allowances	(13,360)	32,166	30,473
Change in income tax rate	16,521	0	0
Expired tax losses	53,657	42,935	45,529
Income tax expense (credit)	$ 2,885	$ (2,913)	$ 8,339